Supplementary Financial Statements Information - Schedule of Revenues Classified by Geographic Area (Based on the Location of Customers) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Revenues Classified by Geographic Area (Based on the Location of Customers) [Line Items]
Revenues	$ 2,627,124	$ 2,218,434	$ 2,110,447
Israel [Member]
Schedule of Revenues Classified by Geographic Area (Based on the Location of Customers) [Line Items]
Revenues	2,092,849	1,725,764	1,578,696
United States [Member]
Schedule of Revenues Classified by Geographic Area (Based on the Location of Customers) [Line Items]
Revenues	435,800	387,864	435,184
Europe [Member[
Schedule of Revenues Classified by Geographic Area (Based on the Location of Customers) [Line Items]
Revenues	83,866	88,000	81,580
Japan [Member]
Schedule of Revenues Classified by Geographic Area (Based on the Location of Customers) [Line Items]
Revenues	11,920	12,673	10,847
Other (mainly Asia pacific) [Member]
Schedule of Revenues Classified by Geographic Area (Based on the Location of Customers) [Line Items]
Revenues	$ 2,689	$ 4,133	$ 4,140